Subsequent events	12 Months Ended
Jun. 30, 2023
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Subsequent events
Note 34. Subsequent events
Fast Track Designation from US FDA for paxalisib
Paxalisib was awarded Fast Track Designation (FTD) by the United States Food and Drug Administration (FDA) for the treatment of solid tumour brain metastases harbouring PI3K pathway mutations in combination with radiation therapy. The FDA’s decision to grant FTD was based on promising clinical data from an interim analysis of an ongoing Phase 1 clinical trial in which patients with brain metastases from a primary tumour are receiving paxalisib in combination with radiotherapy (NCT04192981). These clinical data were presented at the 2022 Annual Conference on CNS Clinical Trials and Brain Metastases, jointly organized by the Society for Neuro-Oncology (SNO) and the American Society for Clinical Oncology (ASCO), by Dr. Jonathan Yang, lead investigator in the clinical trial. All nine evaluable patients in the trial (100%) responded to the combination of paxalisib with radiotherapy. Published benchmarks suggest a typical response rate for radiotherapy alone to be around
20-40%.
Fast Track Designation is designed to expedite development of pharmaceutical products which demonstrate the potential to address unmet medical needs in serious or life threatening conditions. It provides Kazia with enhanced access to FDA, including opportunities for face-to-face
meetings and written consultation throughout the remaining development of paxalisib. Drugs granted FTD may also be eligible for Accelerated Approval and Priority Review, which may result in faster product approval. Paxalisib was previously granted FTD for glioblastoma in August 2020, giving paxalisib now two largely independent opportunities to access the benefits of this designation.
At-The-Market (ATM) Issuances
During the month of July 2023 through 7 August 2023, the Company raised total proceeds for the period of US$1,019,769 (A$1,540,918). increasing the total shares outstanding to 236,349,374. Shares issued under the ATM are issued at the spot market price, with no discount, no accompanying warrants or options, and with banking fees approximately half of those associated with more traditional financing methods.
Resignation of Chairman
Kazia announced that Dr John Friend joined the Kazia Board as Managing Director on 1 August 2023. Kazia announced the resignation of Mr. Iain Ross as Chairman and non-executive
director on 11 August 2023. The Board of Directors elected Dr John Friend as Interim Chairman on 11 August 2023.
No other matter or circumstance has arisen since 30 June 202
3
 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.
Kazia announces voluntary delisting from ASX
On 11 October 2023 Kazia announced that it submitted a formal application to the ASX to be removed from the official list of the ASX (Official List) in accordance with ASX Listing Rule 17.11 (Delist or the Delisting).
This formal request followed the receipt of in-principle advice from the ASX in relation to the proposed Delisting, subject to the satisfaction of certain conditions.
Kazia’s Board has ultimately determined that the costs, administrative burden and commercial disadvantages of remaining listed on ASX outweighed any benefits of a continued ASX listing.
Following the Delisting, the Company will maintain its listing on the Nasdaq and the fully paid ordinary shares in the Company (Shares) will no longer be quoted on the ASX.

ASX’s in-principle decision to approve the Delisting is subject to the Company’s compliance with the following conditions imposed by ASX under Listing Rule 17.11 and Guidance Note 33:

(a)
The Company sends written or electronic communications to all shareholders whose Shares are held on the Company’s Australian principal share register, in form and substance satisfactory to ASX (Notice), setting out:

(i)	the nominated time and date at which the entity will be removed from the ASX and that:

(A)	if they wish to sell their Shares on ASX, they will need to do so before then; and

(B)	if they don’t, thereafter they will only be able to sell the underlying securities on-market on Nasdaq in the form of ADSs; and

(ii)	generally what they need to do if they wish to sell their securities on Nasdaq.

(b)	The removal shall not take place any earlier than one month after the date the information in the Notice has been sent to shareholders.

(c)	The Company releases the full terms of this decision to the market upon making a formal application to ASX to remove the Company from the official list of ASX.
Importantly, Kazia shareholder approval is not required for the Delisting.